Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Summary of Compensation of Key Management	The remuneration of directors and members of the executive management team was as follows:
	December 31, 2020 $	December 31, 2019 $
Equity compensation	3,761	2,731
Salaries, bonuses, benefits and directors’ fees included in general and administrative expenses	2,684	2,565
Salaries, bonuses and benefits included in exploration expenditures	450	369
Salaries and benefits capitalized to Investment in Cauchari-Olaroz project	767	708
	7,662	6,373

	December 31 2020	December 31 2019
	$	$
Total due to directors and executive team	1,676	357